Reporting Entity (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Total issued shares held by shareholders
The Parent Company’s common shares and depositary receipts (DRs) are listed on the Stock Market of Korea Exchange, the New York Stock Exchange and the London Stock Exchange. As of December 31, 2021 and 2020, the Parent Company’s total issued shares are held by the following shareholders:

	Number of shares		Percentage of total shares issued (%)
	2021	2020	2021	2020
SK Inc.	65,668,397	21,624,120	30.00	26.78
National Pension Service	21,076,493	8,853,906	9.63	10.97
Institutional investors and other shareholders	126,990,775	39,582,507	58.04	49.02
Kakao Co rp .	3,846,487	1,266,620	1.76	1.57
Treasury shares	1,250,992	9,418,558	0.57	11.66

	218,833,144	80,745,711	100.00	100.00

List of subsidiaries
The list of subsidiaries as of December 31, 2021 and 2020 is as follows:

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries owned by the Parent Company	SK Telink Co., Ltd.	Korea	Telecommunication and Mobile Virtual Network Operator service	100.0	100.0
	SK Communications Co., Ltd.	Korea	Internet website services	100.0	100.0
	SK Broadband Co., Ltd.	Korea	Telecommunication services	74.3	74.3
	PS&Marketing Corporation	Korea	Communications device retail business	100.0	100.0
	SERVICE ACE Co., Ltd.	Korea	Call center management service	100.0	100.0
	SERVICE TOP Co., Ltd.	Korea	Call center management service	100.0	100.0
	SK O&S Co., Ltd.	Korea	Base station maintenance service	100.0	100.0
	SK Telecom China Holdings Co., Ltd.	China	Investment (Holdings company)	100.0	100.0
	SK Global Healthcare Business Group Ltd.	Hong Kong	Investment	100.0	100.0
	YTK Investment Ltd.	Cayman Islands	Investment association	100.0	100.0
	Atlas Investment	Cayman Islands	Investment association	100.0	100.0
	SKT Americas, Inc.	USA	Information gathering and consulting	100.0	100.0
	One Store Co., Ltd.(*2)	Korea	Telecommunication services	—	52.1

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2021	Dec. 31, 2020
	SK Planet Co., Ltd.(*2)	Korea	Telecommunication services, system software development and supply services	—	98.7
	Eleven Street Co., Ltd.(*2)	Korea	E-commerce	—	80.3
	DREAMUS COMPANY(*2)	Korea	Manufacturing digital audio players and other portable media devices	—	51.4
	SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.)(*2)	Korea	Information security and unmanned security service	—	62.6
	Quantum Innovation Fund I	Korea	Investment	59.9	59.9
	SK Telecom Japan Inc.	Japan	Information gathering and consulting	100.0	100.0
	id Quantique SA(*2)	Switzerland	Quantum information and communications service	—	68.1
	SK Square Americas, Inc. (Formerly, SK Telecom TMT InvestmentCorp.)(*2)	USA	Investment	—	100.0
	FSK L&S Co., Ltd.(*2)	Korea	Freight and logistics consulting business	—	60.0
	Incross Co., Ltd.(*2)	Korea	Media representative business	—	34.6
	Happy Hanool Co., Ltd.	Korea	Service	100.0	100.0
	SK stoa Co., Ltd.	Korea	Other telecommunication retail business	100.0	100.0
	Broadband Nowon Co., Ltd.(*3)	Korea	Cable broadcasting services	100.0	55.0
	T map Mobility Co., Ltd.(*2)	Korea	Mobility business	—	100.0

Subsidiaries owned by SK Planet Co., Ltd.(*2)	SK m&service Co., Ltd.	Korea	Database and Internet website service	—	100.0
	SK Planet Global Holdings Pte. Ltd.	Singapore	Investment (Holdings company)	—	100.0
	SKP America LLC.	USA	Digital contents sourcing service	—	100.0
	K-net Culture and Contents Venture Fund	Korea	Capital investing in startups	—	59.0

Subsidiaries owned by DREAMUS COMPANY(*2)	iriver Enterprise Ltd.	Hong Kong	Management of Chinese subsidiaries	—	100.0
	iriver China Co., Ltd.	China	Sales and manufacturing of MP3 and 4	—	100.0
	Dongguan iriver Electronics Co., Ltd.	China	Sales and manufacturing of e-book devices	—	100.0
	LIFE DESIGN COMPANY Inc.	Japan	Sales of goods in Japan	—	100.0

Subsidiaries owned by SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.)(*2)	SKinfosec Information Technology(Wuxi) Co., Ltd.	China	System software development and supply services	—	100.0
	ADT CAPS Co., Ltd.	Korea	Unmanned security	—	100.0
	CAPSTEC Co., Ltd.	Korea	Manned security	—	100.0

Subsidiaries owned by SK Broadband Co., Ltd.	Home & Service Co., Ltd.	Korea	Operation of information and communication facility	100.0	100.0
	Media S Co., Ltd.(*2)	Korea	Production and supply services of broadcasting programs	100.0	—

Subsidiary owned by Quantum Innovation Fund I	PanAsia Semiconductor Materials LLC.	Korea	Investment	66.4	66.4

Subsidiary owned by SK Telecom Japan Inc.	SK Planet Japan, K. K.	Japan	Digital contents sourcing service	79.8	79.8
Subsidiary owned by id Quantique SA(*2)	Id Quantique LLC	Korea	Quantum information and communications service	—	100.0

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2021	Dec. 31, 2020

Subsidiaries owned by FSK L&S Co., Ltd.(*2)	FSK L&S (Shanghai) Co., Ltd.	China	Logistics business	—	66.0
	FSK L&S (Hungary) Co., Ltd.	Hungary	Logistics business	—	100.0
	FSK L&S VIETNAM COMPANY LIMITED	Vietnam	Logistics business	—	100.0

Subsidiaries owned by Incross Co., Ltd.(*2)	Infra Communications Co., Ltd.	Korea	Service operation	—	100.0
	Mindknock Co., Ltd.	Korea	Software development	—	100.0

Others(*4)	SK Telecom Innovation Fund, L.P.	USA	Investment	100.0	100.0
	SK Telecom China Fund I L.P.	Cayman Islands	Investment	100.0	100.0

(*1)	The ownership interest represents direct ownership interest in subsidiaries either by the Parent Company or subsidiaries of the Parent Company.

(*2)	Details of changes in the consolidation scope for year ended December 31, 2021 are presented in note 1-(4).

(*3)	The Parent Company acquired 513,000 shares (45%) of Broadband Nowon Co., Ltd. at  ~~￦~~  9,512 million in cash for the year ended December 31, 2021.

(*4)	Others are owned by Atlas Investment and another subsidiary of the Parent Company.

Condensed financial information of the significant subsidiaries
1)	Condensed financial information of significant subsidiaries as of and for the year ended December 31, 2021 is as follows:

(In millions of won)	As of December 31, 2021				2021
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit
SK Telink Co., Ltd.	￦	174,837	52,821	122,016	313,404	8,846
SK Broadband Co., Ltd.		5,971,505	3,091,837	2,879,668	4,058,997	213,468
PS&Marketing Corporation		478,745	263,457	215,288	1,445,540	3,179
SERVICE ACE Co., Ltd.		99,059	66,496	32,563	197,146	2,519
SERVICE TOP Co., Ltd.		72,026	46,067	25,959	185,452	2,066
SK O&S Co., Ltd.		95,748	58,870	36,878	285,591	69
Home & Service Co., Ltd.		131,947	90,775	41,172	405,255	550
SK stoa Co., Ltd.		107,943	59,931	48,012	316,249	19,163

2)	Condensed financial information of significant subsidiaries as of and for the year ended December 31, 2020 is as follows:

(In millions of won)	As of December 31, 2020				2020
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	￦	176,872	60,702	116,170	351,334	18,010
Eleven Street Co., Ltd.		999,225	542,534	456,691	545,556	(29,623)
SK m&service Co., Ltd.		129,738	74,962	54,776	214,949	2,759
SK Broadband Co., Ltd.		5,765,808	3,119,489	2,646,319	3,713,021	150,694
K-net Culture and Contents Venture Fund		377,683	65,896	311,787	—	(44,737)
PS&Marketing Corporation		470,521	257,809	212,712	1,427,218	(847)
SERVICE ACE Co., Ltd.		96,258	71,890	24,368	206,612	2,905
SERVICE TOP Co., Ltd.		69,496	51,584	17,912	195,479	2,592
SK O&S Co., Ltd.		88,663	54,012	34,651	278,948	778
SK Planet Co., Ltd.		536,981	214,846	322,135	276,462	1,305
DREAMUS COMPANY(*1)		172,443	76,642	95,801	226,329	(23,068)
SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.)(*2)		2,927,396	2,550,936	376,460	1,327,150	14,227
One Store Co., Ltd.		243,442	99,943	143,499	155,218	1,952
Home & Service Co., Ltd.		124,197	88,740	35,457	397,754	(20)
SK stoa Co., Ltd.		107,982	79,339	28,643	268,693	17,154
FSK L&S Co., Ltd.(*3)		66,117	35,192	30,925	205,623	3,022
Incross Co., Ltd.(*4)		179,308	104,778	74,530	39,440	12,307
T map Mobility Co., Ltd.		170,381	17,179	153,202	—	(1,857)

(*1)	The condensed financial information of DREAMUS COMPANY is consolidated financial information including iriver Enterprise Ltd. and three other subsidiaries of DREAMUS COMPANY.

(*2)
The condensed financial information of SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd.) is consolidated financial information including SKinfosec Information Technology(Wuxi) Co., Ltd. and two other subsidiaries of SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd.) and including profit and loss which Life Security & Holdings Co., Ltd. recognized prior to the merger.

(*3)	The condensed financial information of FSK L&S Co., Ltd. is consolidated financial information including FSK L&S (Shanghai) Co., Ltd. and two other subsidiaries of FSK L&S Co., Ltd.

(*4)	The condensed financial information of Incross Co., Ltd. is consolidated financial information including Infra Communications Co., Ltd. and another subsidiary of Incross Co., Ltd.

Condensed financial information of the significant subsidiaries as of and for the year ended December 31, 2019 is as follows:

(In millions of won)	As of December 31, 2019				2019
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.(*1)	￦	265,725	77,378	188,347	363,627	3,010
Eleven Street Co., Ltd.		923,424	446,432	476,992	530,489	(5,077)
SK m&service Co., Ltd.		109,699	58,605	51,094	218,848	2,448
SK Broadband Co., Ltd.		4,565,732	2,930,482	1,635,250	3,170,691	47,701
K-net Culture and Contents Venture Fund		151,493	21,163	130,330	—	(294)
PS&Marketing Corporation		439,947	225,942	214,005	1,684,576	96
SERVICE ACE Co., Ltd.		80,844	55,133	25,711	206,080	3,906
SERVICE TOP Co., Ltd.		66,932	50,060	16,872	193,377	2,230
SK O&S Co., Ltd.		96,446	62,086	34,360	281,634	1,724
SK Planet Co., Ltd.		595,838	278,438	317,400	275,544	1,214
DREAMUS COMPANY(*2)		171,586	53,669	117,917	196,961	(48,006)
Life & Security Holdings Co., Ltd.(*3)		2,639,781	2,330,920	308,861	913,301	12,703
SK Infosec Co., Ltd.(*4)		158,424	61,644	96,780	270,423	18,520
One Store Co., Ltd.		236,329	93,625	142,704	135,116	(5,415)
Home & Service Co., Ltd.		121,202	84,378	36,824	351,154	(427)
SK stoa Co., Ltd.		70,754	59,207	11,547	196,063	875
FSK L&S Co., Ltd.(*5)		47,550	19,651	27,899	130,872	306
Incross Co., Ltd.(*6)		144,263	78,519	65,744	19,787	5,756

(*1)	The condensed financial information of SK Telink Co., Ltd. is consolidated financial information including SK TELINK VIETNAM Co., Ltd.

(*2)	The condensed financial information of DREAMUS COMPANY is consolidated financial information including iriver Enterprise Ltd. and three other subsidiaries of DREAMUS COMPANY.

(*3)
The condensed financial information of Life & Security Holdings Co., Ltd. is consolidated financial information including ADT CAPS Co., Ltd. and two other subsidiaries of Life & Security Holdings Co., Ltd.

(*4)	The condensed financial information of SK Infosec Co., Ltd. is consolidated financial information including SKinfosec Information Technology(Wuxi) Co., Ltd.

(*5)	The condensed financial information of FSK L&S Co., Ltd. is consolidated financial information including FSK L&S (Shanghai) Co., Ltd. and another subsidiary of FSK L&S Co., Ltd.

(*6)
The condensed financial information of Incross Co., Ltd. is consolidated financial information including Infra Communications Co., Ltd. and another subsidiary from the date of acquisition to December 31, 2019.

(4)    Changes in subsidiaries
1)    The list of subsidiaries that were newly included in consolidation for the year ended December 31, 2021 is as follows:

Subsidiary	Reason
Studio Dolphin Co., Ltd.	Acquired by DREAMUS COMPANY

Media S Co., Ltd.	Established by SK Broadband Co., Ltd.

FSK L&S (Jiangsu) Co., Ltd.	Established by FSK L&S Co., Ltd.

Rokmedia Co., Ltd.	Acquired by One Store Co., Ltd.

YLP Inc.	Acquired by T map Mobility Co., Ltd.

GOOD SERVICE Co., Ltd.	Acquired by T map Mobility Co., Ltd.

CAPS America, Inc.	Established by SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd.)
2)    The list of subsidiaries that were excluded from consolidation for the year ended December 31, 2021 is as follows:

Subsidiary	Reason
ADT CAPS Co., Ltd.	Merged into SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd., at the time of merger, SK Infosec Co., Ltd.)

One Store Co., Ltd.	Transferred to spin-off company

SK Planet Co., Ltd.	Transferred to spin-off company

Eleven Street Co., Ltd.	Transferred to spin-off company

DREAMUS COMPANY	Transferred to spin-off company

SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.)	Transferred to spin-off company

id Quantique SA	Transferred to spin-off company

SK Square Americas, Inc. (Formerly, SK Telecom TMT Investment Corp.)	Transferred to spin-off company

FSK L&S Co., Ltd.	Transferred to spin-off company

Incross Co., Ltd.	Transferred to spin-off company

T map Mobility Co., Ltd.	Transferred to spin-off company

Rokmedia Co., Ltd.	Transferred to spin-off company

SK m&service Co., Ltd.	Transferred to spin-off company

SK Planet Global Holdings Pte. Ltd.	Transferred to spin-off company

SKP America LLC.	Transferred to spin-off company

K-net Culture and Contents Venture Fund	Transferred to spin-off company

Subsidiary	Reason

iriver Enterprise Ltd.	Transferred to spin-off company

iriver China Co., Ltd.	Transferred to spin-off company

Dongguan iriver Electronics Co., Ltd.	Transferred to spin-off company

LIFE DESIGN COMPANY Inc.	Transferred to spin-off company

Studio Dolphin Co., Ltd.	Transferred to spin-off company

SKinfosec Information Technology(Wuxi) Co., Ltd.	Transferred to spin-off company

CAPSTEC Co., Ltd.	Transferred to spin-off company

CAPS America, Inc.	Transferred to spin-off company

Id Quantique LLC	Transferred to spin-off company

FSK L&S (Shanghai) Co., Ltd.	Transferred to spin-off company

FSK L&S (Hungary) Co., Ltd.	Transferred to spin-off company

FSK L&S VIETNAM COMPANY LIMITED	Transferred to spin-off company

FSK L&S (Jiangsu) Co., Ltd.	Transferred to spin-off company

Infra Communications Co., Ltd.	Transferred to spin-off company

Mindknock Co., Ltd.	Transferred to spin-off company

YLP Inc.	Transferred to spin-off company

GOOD SERVICE Co., Ltd.	Transferred to spin-off company

Information of significant non-controlling interests of the group
(5)    The financial information of significant
non-controlling
interests of the Group as of and for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)	SK Broadband Co., Ltd.
Ownership of non-controlling interests (%)		24.9

	As of December 31, 2021
Current assets	￦	1,208,535
Non-current assets		4,762,970
Current liabilities		(1,410,823)
Non-current liabilities		(1,681,014)
Net assets		2,879,668
Fair value adjustment and others		(23,000)
Net assets on the consolidated financial statements		2,856,668
Carrying amount of non-controlling interests		725,540

	2021
Revenue	￦	4,058,997
Profit for the year		213,468
Depreciation of the fair value adjustment and others		—
Profit for the year on the consolidated financial statements		213,468
Total comprehensive income		224,107
Profit attributable to non-controlling interests		53,645
Net cash provided by operating activities	￦	1,064,638
Net cash used in investing activities		(624,191)
Net cash used in financing activities		(237,241)
Effects of exchange rate changes on cash and cash equivalents		(59)
Net increase in cash and cash equivalents		203,147
Dividends paid to non-controlling interests for the year ended December 31, 2021	￦	—

(In millions of won)	DREAMUS COMPANY		One Store Co., Ltd.	Eleven Street Co., Ltd.	SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd.)(*)	Incross Co., Ltd.	SK Broadband Co., Ltd.
Ownership of non-controlling interests (%)		48.6	47.4	18.2	37.4	55.2	24.9

	As of December 31, 2020
Current assets	￦	146,278	215,672	896,828	306,520	165,668	1,179,743
Non-current assets		26,165	27,770	102,397	2,620,876	13,640	4,586,065
Current liabilities		(72,762)	(96,139)	(508,427)	(417,194)	(101,065)	(1,279,132)
Non-current liabilities		(3,880)	(3,804)	(34,107)	(2,133,742)	(3,713)	(1,840,357)
Net assets		95,801	143,499	456,691	376,460	74,530	2,646,319
Fair value adjustment and others		—	—	(14,297)	(1,227,442)	—	—
Net assets on the consolidated financial statements		95,801	143,499	442,394	(850,982)	74,530	2,646,319
Carrying amount of non-controlling interests		47,452	68,573	81,754	(318,267)	46,010	665,020

	2020
Revenue	￦	226,329	155,218	545,556	1,327,150	39,440	3,713,021
Profit (loss) for the year		(23,068)	1,952	(29,623)	14,227	12,307	150,694
Depreciation of the fair value adjustment and others		—	—	(492)	(19,229)	—	—
Profit (loss) for the year on the consolidated financial statements		(23,068)	1,952	(30,115)	(5,002)	12,307	150,694
Total comprehensive income (loss)		(22,740)	2,278	(15,793)	(3,758)	12,145	151,417
Profit (loss) attributable to non-controlling interests		(10,770)	930	(5,565)	(12,432)	7,568	27,240

Net cash provided by operating activities	￦	15,223	38,006	65,499	248,524	24,629	1,035,474
Net cash used in investing activities		(2,471)	(62,816)	(71,644)	(229,130)	(2,284)	(844,454)
Net cash provided by (used in) financing activities		(2,329)	(2,499)	(18,059)	11,134	(4,278)	(93,259)
Effects of exchange rate changes on cash and cash equivalents		(2,053)	—	(385)	(554)	—	—
Net increase (decrease) in cash and cash equivalents		8,370	(27,309)	(24,589)	29,974	18,067	97,761
Dividends paid to non-controlling interests for the year ended December 31, 2020	￦	—	—	5,000	17,273	—	—

(*)	The condensed financial information of SK Shieldus Co., Ltd.(Formerly, ADT CAPS Co., Ltd.) includes profit and loss, cash flows which Life Security & Holdings Co., Ltd. recognized prior to the merger.

(In millions of won)	DREAMUS COMPANY		One Store Co., Ltd.	Eleven Street Co., Ltd.	Life & Security Holdings Co., Ltd.	Incross Co., Ltd.
Ownership of non-controlling interests (%)		48.6	47.3	18.2	45.0	65.4

	As of December 31, 2019
Current assets	￦	136,269	208,527	779,568	126,437	133,741
Non-current assets		35,317	27,802	143,856	2,513,344	10,522
Current liabilities		(49,776)	(88,842)	(420,022)	(279,403)	(77,530)
Non-current liabilities		(3,893)	(4,783)	(26,410)	(2,051,517)	(989)
Net assets		117,917	142,704	476,992	308,861	65,744
Fair value adjustment and others		—	—	(18,805)	(1,219,701)	—
Net assets on the consolidated financial statements		117,917	142,704	458,187	(910,840)	65,744
Carrying amount of non- controlling interests		57,175	67,742	84,673	(409,878)	41,074

	2019
Revenue	￦	196,961	135,116	530,489	913,301	19,787
Profit (loss) for the year		(48,006)	(5,415)	(5,077)	12,703	5,756
Depreciation of the fair value adjustment and others		—	—	(614)	(14,913)	—
Profit (loss) for the year on the consolidated financial statements		(48,006)	(5,415)	(5,691)	(2,210)	5,756
Total comprehensive income (loss)		(47,971)	(5,856)	(13,590)	(5,413)	5,396
Profit (loss) attributable to non-controlling interests		(23,281)	(2,256)	(1,064)	(978)	3,630

Net cash provided by (used in) operating activities	￦	(1,387)	14,426	7,980	238,378	(9,331)
Net cash provided by (used in) investing activities		(2,596)	(87,275)	102,366	(194,472)	5,053
Net cash provided by (used in) financing activities		(2,965)	96,189	(72,686)	(51,129)	(4,644)
Effects on exchange rate changes on cash and cash equivalents		197	2	35	—	—
Net increase (decrease) in cash and cash equivalents		(6,751)	23,342	37,695	(7,223)	(8,922)
Dividend paid to non- controlling interests for the year ended December 31, 2019	￦	—	—	17,500	28,786	—